SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 10 – SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company is authorized to issue up to 50,000,000 ordinary shares, par value $0.001 per share. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin.

Pursuant to a registration statement filed with the Securities and Exchange Commission (the “SEC”) and declared effective by the SEC on November 13, 2018, the Company completed the first closing of the Initial Public Offering (“IPO”) of its ordinary shares on December 26, 2018. A total of 1,241,459 ordinary shares were sold at a price of $5 per share to the public at the first closing. The Company received a total of $6,207,295 in gross proceeds from its first closing of the IPO. In connection with this public offering, the Company incurred direct offering costs of $2,103,816, which included audit, legal, consulting, commission, and other expenses. Per ASC 505, the Company classified these direct offering costs in the equity section to offset additional paid in capital.

On January 4, 2019, the Company completed the second closing of its IPO. A total of 19,361 additional ordinary shares were issued at a price of $5 per share. The total proceeds of this second closing were $96,805. There was a total of $26,399 direct cost in connection with the second closing.

On August 20, 2020, the Board of Directors of MDJM approved to offer and sell an aggregate of 34,396 ordinary shares at $3.3 per share in reliance on the exemption under Rule 902 of Regulation S promulgated under the Securities Act of 1933, as amended (“Regulation S”). The proceeds are intended for working capital and general corporate purposes. The offering was closed on August 20, 2020, and the Company received gross proceeds of $113,507.

On May 14, 2024, the Company issued 23,360 shares to a third-party consultant as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, UK. The shares were valued at $1.06 per share, based on the closing market price on May 14, 2024. As a result, $24,761 was recognized as construction in progress, with $23 recorded as common stock and $24,738 recorded as additional paid-in capital in the consolidated financial statements.

On May 31, 2024, the Company issued 1,175,920 shares to thirteen employees and officers as part of their 2024 compensation package. The shares were valued at $1.27 each, based on the closing market price on May 31, 2024. As a result, $1,493,418 was recognized as Payroll, payroll taxes and others for the year ended December 31, 2024. Additionally, $1,176 was recorded as common stock and $1,492,242 as additional paid-in capital in the equity section of the consolidated financial statements. Of the 1,175,920 shares issued, 285,960 shares were allocated to the CEO and CFO, with a total value of $363,169.

On August 26, 2024, the Company issued 23,360 shares to another third-party consultant as consideration for signing a services contract for the Ancient Eastern Garden project at Fernie Castle in Scotland, UK. The shares were valued at $1.12 per share, based on the closing market price on August 26, 2024. As a result, $26,164 was recognized as construction in progress, with $24 recorded as common stock and $26,140 recorded as additional paid-in capital in the consolidated financial statements.

On September 18, 2024, the Company completed the Offering, wherein a total of 2,722,224 units were issued at an offering price of $0.90 per unit, for a total purchase price of approximately $2.45 million. Each unit includes one Ordinary Share, one Series A Warrant, and one Series B Warrant. The Purchaser Warrants are immediately exercisable on the date of issuance, expire on the three year and six month anniversary of the date of issuance, and have certain downward pricing adjustment mechanisms, including with respect to any subsequent equity sale that is deemed to be a dilutive issuance and a reset on the Reset Date (as defined in the Purchaser Warrants), in which case the Purchaser Warrants will be subject to a floor price of $0.216 per share, as set forth in the Purchaser Warrants.

The Company received net cash proceeds of approximately $2.17 million (after deducting the placement agent fee and expenses of the Offering). The Company intends to use the net cash proceeds from the Offering for working capital and general corporate purposes.

From October 31, 2024 to November 7, 2024, the investors fully exercised their Series B warrants, resulting in the issuance of a total of 8,557,554 Ordinary Shares by the Company. Of the total Series B warrants exercised, 6,861,114 units of Series B warrants were determined by the floor price of $0.216 per share, while 1,696,440 units were determined by a price of 90% of the lowest trading price of the Ordinary Shares over the preceding ten-day period, which was slightly higher than the floor price. As the Series B warrants are designed for anti-dilution protection, the exercise price was $0.001 per unit. Accordingly, the Company received $8,558 in cash, representing the aggregate par value of the shares issued.

The exercise price of Series A Warrants was adjusted downward from the original $1.35 per share to $0.216 per share following the exercise of the Series B Warrants. Consequently, the total number of Series A Warrants increased from 2,722,224 to 17,013,901. Between November 7, 2024, and December 18, 2024, four investors exercised a total of 1,038,889 Series A Warrants, generating cash proceeds of $224,400 for the Company. As of December 31, 2024, 15,975,012 Series A Warrants remained outstanding, with a fair value of $1,424,932 recorded as a current liability (see Note: Warrant Liabilities).

Underwriter Warrants

Pursuant to the IPO Agreement (defined below), the Company agreed to grant the underwriter of its IPO, Network 1 Financial Securities, Inc., underwriter warrants equal to 10% of the total number of the Company’s ordinary shares being sold in the IPO, at the closing of the IPO. The underwriter’s warrants were non-exercisable for six months after the closing of the offering and will expire five years after the effective date of the registration statement. The underwriter’s warrants are exercisable at a price of $6.25, equal to 125% of $5, the public offering price in the IPO. The underwriter’s warrants are not redeemable. The underwriter’s warrants provide for cashless exercise and contain provisions for on demand registration of the sale of the underlying ordinary shares at the Company’s expense and unlimited “piggyback” registration rights for a period of five years after the closing of the IPO at the Company’s expense. The Company sold 1,241,459 and 19,361 ordinary shares at the closings of its IPO on December 26, 2018, and January 4, 2019, respectively. A total of 126,082 underwriter’s warrants were issued on January 4, 2019. The underwriter’s warrants expired on November 13, 2023.

The underwriter’s warrants were valued at $1.51 per warrant using Black-Scholes Model. A risk-free rate of 4.35% per annum and volatility of 35% were used in the Black-Scholes Model calculation. The total value of underwriter warrants amounted to $190,384. The underwriter warrants were classified as equity and credit to the additional paid-in capital-underwriter cost account, which was offset by the same amount recorded as additional paid-in capital-underwriter cost.